REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenue	$ 102,103	$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822	$ 332,856	$ 238,296
Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									9,357	5,597
Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue									(30,051)	(15,437)
Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									197,550	174,738
Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									155,999	73,398
Customer acquisition
Disaggregation of Revenue [Line Items]
Net revenue									305,630	220,609
Customer acquisition | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									0	0
Customer acquisition | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue									(30,051)	(15,437)
Customer acquisition | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									179,681	162,648
Customer acquisition | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									155,999	73,398
Managed services
Disaggregation of Revenue [Line Items]
Net revenue									24,008	14,623
Managed services | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									6,139	2,533
Managed services | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue									0	0
Managed services | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									17,869	12,090
Managed services | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									0	0
Software services
Disaggregation of Revenue [Line Items]
Net revenue									3,218	3,064
Software services | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									3,218	3,064
Software services | Corporate and Other
Disaggregation of Revenue [Line Items]
Net revenue									0	0
Software services | Brand Direct | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									0	0
Software services | Marketplace | Operating Segments
Disaggregation of Revenue [Line Items]
Net revenue									$ 0	$ 0